Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	May 28, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	Jun. 01, 2015
Dreyfus International Equity Fund | Class A
Risk/Return:
Trading Symbol	DIEAX
Dreyfus International Equity Fund | Class C
Risk/Return:
Trading Symbol	DIECX
Dreyfus International Equity Fund | Class I
Risk/Return:
Trading Symbol	DIERX
Dreyfus International Equity Fund | Class Y
Risk/Return:
Trading Symbol	DIEYX